CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares
Current liabilities (including current liabilities of the Affiliated Entities without recourse to the Company)	¥ 979,013	¥ 1,744,569
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000
Ordinary shares, shares issued	389,331,543	389,331,544
Ordinary shares, shares outstanding	389,331,543	389,331,544
Treasury stock	18,266,523	18,842,688
Board of Directors Chairman [Member]
Ordinary shares, shares authorized	100,000,000	100,000,000
Class A ordinary shares [Member]
Ordinary shares, shares authorized	780,000,000	780,000,000
Ordinary shares, shares issued	371,958,043	371,958,044
Ordinary shares, shares outstanding	371,958,043	371,958,044
Class B ordinary shares [Member]
Ordinary shares, shares authorized	120,000,000	120,000,000
Ordinary shares, shares issued	17,373,500	17,373,500
Ordinary shares, shares outstanding	17,373,500	17,373,500
Consolidated affiliated entities [Member]
Current liabilities (including current liabilities of the Affiliated Entities without recourse to the Company) | ¥	¥ 1,000,067	¥ 1,733,252